Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Accounts receivable — trade	₩ 1,970,611	₩ 1,913,511
Short-term loans	78,590	70,817
Accounts receivable — other	479,781	548,362
Accrued income	1,732	762
Guarantee deposits (Other current assets)	113,204	92,046
Trade and other receivables, current	2,643,918	2,625,498
Long-term loans	26,973	21,979
Long-term accounts receivable — other	373,951	275,238
Guarantee deposits	167,441	186,713
Long-term accounts receivable — trade (Other non-current assets)	14,161	8,106
Trade and other receivables, noncurrent	582,526	492,036
Trade and other receivables	3,226,444	3,117,534
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable — trade	2,205,530	2,152,358
Short-term loans	79,298	71,750
Accounts receivable — other	522,091	593,109
Accrued income	1,732	762
Guarantee deposits (Other current assets)	113,204	92,046
Trade and other receivables, current	2,921,855	2,910,025
Long-term loans	71,857	66,431
Long-term accounts receivable — other	375,829	277,116
Guarantee deposits	167,741	186,713
Long-term accounts receivable — trade (Other non-current assets)	14,165	8,140
Trade and other receivables, noncurrent	629,592	538,400
Trade and other receivables	3,551,447	3,448,425
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable — trade	(234,919)	(238,847)
Short-term loans	(708)	(933)
Accounts receivable — other	(42,310)	(44,747)
Accrued income	0	0
Guarantee deposits (Other current assets)	0	0
Trade and other receivables, current	(277,937)	(284,527)
Long-term loans	(44,884)	(44,452)
Long-term accounts receivable — other	(1,878)	(1,878)
Guarantee deposits	(300)	0
Long-term accounts receivable — trade (Other non-current assets)	(4)	(34)
Trade and other receivables, noncurrent	(47,066)	(46,364)
Trade and other receivables	₩ (325,003)	₩ (330,891)